employee future benefits - Employer contributions (Details) - Pension plans - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
employee future benefits
Undrawn letters of credit that secure obligations		$ 49
Estimated contributions to defined benefit plans in 2024	$ 10